Changes in the Group structure - Major business combinations, EDP Comercializadora Espagne- (Details) - EDP Comercializadora Espagne $ in Millions	Dec. 01, 2020 USD ($) item
Major business combinations
Number of gas-fired combined cycle power plants acquired | item	2
Purchase price	$ 578
Fair value of the identifiable acquired assets and the liabilities assumed	233
Purchase price allocation
Goodwill	345
Intangible assets	56
Tangible assets	235
Other assets and liabilities	(58)
FAIR VALUE OF CONSIDERATION	$ 578